Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance	$ 532	$ 325
Net operating loss and capital loss carryforwards	266	416
Income tax penalties and interest expense	29	40	$ 34
Income tax penalties and interest accrued	112	$ 151
Unrecognized tax benefits that would impact effective tax rate	$ 336